Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Central Index Key	dei_EntityCentralIndexKey	0000810016
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014